EXPLORATION, EVALUATION AND PROJECT EXPENSES	12 Months Ended
Dec. 31, 2018
Exploration For and Evaluation of Mineral Resources [Abstract]
EXPLORATION, EVALUATION AND PROJECT EXPENSES
EXPLORATION, EVALUATION AND PROJECT
EXPENSES

For the years ended December 31	2018	2017
Minesite exploration and evaluation[1]	$45	$47
Global exploration and evaluation[1]	121	126
Advanced project costs:
Pascua-Lama	77	122
Other	36	14
Corporate development[2]	60	13
Business improvement and innovation	44	32
Total exploration, evaluation and project expenses	$383	$354

[1]	Approximates the impact on operating cash flow.

[2]	2018 includes $37 million in transaction costs related to the merger with Randgold.